Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital		Share premium and capital reserves		Remeasurement of IAS 19	Treasury shares	Foreign currency translation reserve	Accumulated loss	Total		Non-controlling interests	Total
Balance at Dec. 31, 2020	$ 257,225		$ 518,426			$ (1,509)	$ 1,431	$ (108,457)	$ 667,116			$ 667,116
Investment of non-controlling party in subsidiary											944	944
Loss for the year								(200,777)	(200,777)		(47)	(200,824)
Other comprehensive income (loss) for the year							(24)		(24)		(22)	(46)
Issuance of ordinary shares, net	114,024	[1]	682,322	[1]					796,346	[1]		796,346	[1]
Exercise of warrants, options and vesting of RSUs	6,219		(3,176)						3,043			3,043
Share issuance as part of business combination	9,197		29,522						38,719			38,719
Share-based payments			38,933						38,933			38,933
Balance at Dec. 31, 2021	386,665		1,266,027			(1,509)	1,407	(309,234)	1,343,356		875	1,344,231
Investment of non-controlling party in subsidiary											784	784
Loss for the year								(227,423)	(227,423)		(872)	(228,295)
Other comprehensive income (loss) for the year					2,508		(824)		1,684		(20)	1,664
Exercise of warrants, options and vesting of RSUs	1,741		(1,741)
Share-based payment acquired			(1,005)						(1,005)			(1,005)
Share-based payments			32,913						32,913			32,913
Balance at Dec. 31, 2022	388,406		1,296,194		2,508	(1,509)	583	(536,657)	1,149,525		767	1,150,292
Investment of non-controlling party in subsidiary											1,332	1,332
Loss for the year								(54,550)	(54,550)		(1,110)	(55,660)
Other comprehensive income (loss) for the year					(1,801)		2,346		545		22	567
Exercise of warrants, options and vesting of RSUs	12,294		(12,294)
Repurchase of treasury shares						(96,387)			(96,387)			(96,387)
Share-based payment acquired			(4,459)						(4,459)			(4,459)
Share-based payments			20,101						20,101			20,101
Balance at Dec. 31, 2023	$ 400,700		$ 1,299,542		$ 707	$ (97,896)	$ 2,929	$ (591,207)	$ 1,014,775		$ 1,011	$ 1,015,786

[1]	See Note 12 for more information regarding issuance of ordinary shares.